Capital Transactions (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 25, 2021	Dec. 31, 2023	Dec. 31, 2022	May 11, 2022	Apr. 27, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Stock issued during period, shares, issued for services	2,500,000
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Stock issued during period, value issued for services	$ 25,000
Common stock, shares issued		10,879,905
Common stock, shares outstanding		10,879,905	10,879,905			2,500,000
Percentage of lock up shares		$ 25
First 33.33% [Member]
Short-Term Debt [Line Items]
Percentage of lock up shares		$ 33.33
Number of day lock in period		60 days
Additional 33.33% [Member]
Short-Term Debt [Line Items]
Percentage of lock up shares		$ 33.33
Number of day lock in period		120 days
Last 33.33% [Member]
Short-Term Debt [Line Items]
Percentage of lock up shares		$ 33.33
Number of day lock in period		180 days
Safe Notes [Member]
Short-Term Debt [Line Items]
Share price		$ 10.00
Warrant share		$ 11.50
Debt instrument, convertible, conversion price				$ 10.00	$ 10.00
Common stock, shares issued				10,879,905
Common stock, shares outstanding				10,879,905
Safe Notes [Member] | Tranche One [Member]
Short-Term Debt [Line Items]
Percentage of share price		40.00%
Safe Notes [Member] | Tranche Two and Three [Member]
Short-Term Debt [Line Items]
Percentage of share price		30.00%